Common Stock	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Common Stock

9. Common Stock

General

As of December 31, 2019, the Company had 150,000,000 shares of common stock authorized, of which 36,444,732 shares were issued and outstanding. The common stock has the following characteristics:

Voting

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders and written actions in lieu of meetings, provided, however, that except as otherwise required by law, holders of common stock as such shall not be entitled to vote on any amendment to the Company’s Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Company’s Certificate of Incorporation or pursuant to Delaware General Corporation Law. There shall be no cumulative voting.

Dividends

The holders of shares of common stock are entitled to receive dividends, if and when declared by the Board of Directors. Cash dividends may not be declared or paid to the holders of common stock until paid on the preferred stock. As of December 31, 2019, no dividends have been declared or paid since the Company’s inception.

Liquidation

After payment to the holders of shares of preferred stock of their liquidation preference, the holders of the common stock are entitled to share ratably in the Company’s assets available for distribution to stockholders, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a deemed liquidation event.

Reserve for future issuance

As of December 31, 2019 and 2018, the Company has reserved the following number of shares of common stock for future issuance upon the exercise of options, vesting of restricted stock units or grant of equity awards:

	As of December 31,
	2019	2018
Options issued and outstanding	2,562,800	1,122,677
Unvested restricted stock units	828,935	24,960
Options available for future grants	212,308	1,350,582
Shares available for issuance under the 2018 ESPP	555,583	275,030

Total	4,159,626	2,773,249